Fixed assets (Tables)	12 Months Ended
Dec. 31, 2021
Other intangible assets and property, plant and equipment [abstract]
Schedule of gains (losses) on disposal of fixed assets

(in millions of euros)	2021	2020	2019

Transfer price	163	444	610
Net book value of assets sold	(111)	(223)	(307)
Proceeds from the disposal of fixed assets (1)	52	221	303

(1)	In 2021, the gains on disposal of fixed assets related to the sale and leaseback transactions amount to 10 million euros and mainly comprise property asset disposals in France. The gains on disposal of fixed assets related to the sale and leaseback amounted to 143 million euros in 2020 and 195 million euros in 2019 and mainly comprise property asset disposals in France and mobile site disposal in Spain.

Schedule of depreciation periods

Main assets	Depreciation period (average)
Brands acquired	Up to 15 years, except for the Orange brand with an indefinite useful life
Customer bases acquired	Expected life of the commercial relationship: 3 to 16 years
Mobile network licenses	Grant period from the date when the network is technically ready and the service can be marketed
Indefeasible Rights of Use of submarine and terrestrial cables	Shorter of the expected period of use and the contractual period, generally less than 20 years
Patents	20 years maximum
Software	5 years maximum
Development costs	3 to 5 years
Buildings	10 to 30 years
Transmission and other network equipment	5 to 10 years
Copper cables, optical fiber and civil works	10 to 30 years
Computer hardware	3 to 5 years

Schedule of impairment of fixed assets

(in millions of euros)	2021	2020	2019
France	(1)	(15)	—
International Carriers & Shared Services	(2)	(7)	—
Poland	(11)	(7)	(12)
Egypt	1	1	89
Other	(2)	(2)	(4)
Total of impairment of fixed assets	(17)	(30)	73

Schedule of other assumptions that affect the assessment of the recoverable amount

	December 31,	December 31,	December 31,
	2021	2020	2019
Basis of recoverable amount	Value in use	Value in use	Value in use
Source used	Internal plan	Internal plan	Internal plan
Methodology	Discounted net fees	Discounted net fees	Discounted net fees
Perpetuity growth rate	1.3%	1.2%	1.1%
Post-tax discount rate	7.7%	6.9%	7.4%
Pre-tax discount rate	9.8%	8.3%	8.8%

The sensitivity analysis did not highlight any risk of impairment of the Orange brand.

Schedule of other intangible assets, information on telecommunication licenses, and capitalized expenditure on intangible assets

	December 31, 2021				December 31,	December 31,
					2020	2019
	Gross value	Accumulated	Accumulated	Net book	Net book	Net book
		depreciation	impairment	value	value	value
		and
(in millions of euros)		amortization
Telecommunications licenses	12,116	(5,374)	(51)	6,691	6,322	6,043
Software	13,796	(9,418)	(47)	4,331	4,288	4,250
Orange brand	3,133	—	—	3,133	3,133	3,133
Other brands	1,104	(133)	(901)	69	78	88
Customer bases	5,297	(4,939)	(12)	346	469	597
Other intangible assets	2,304	(1,730)	(204)	370	844	626
Total	37,749	(21,594)	(1,215)	14,940	15,135	14,737

(in millions of euros)	2021	2020	2019
Net book value of other intangible assets - in the opening balance	15,135	14,737	14,073
Acquisitions of other intangible assets	2,842	2,935	2,385
o/w telecommunications licenses(1)	926	969	519
Impact of changes in the scope of consolidation(2)	(888)	31	328
Disposals	(4)	(4)	(10)
Depreciation and amortization	(2,363)	(2,309)	(2,286)
Impairment (3)	(40)	(24)	88
Translation adjustment	92	(176)	106
Reclassifications and other items(4)	165	(55)	52
Net book value of other intangible assets - in the closing balance	14,940	15,135	14,737

(1)	In 2021, includes the acquisition of the 5G license in Spain for 611 million euros and the renewals in France of the 2G licenses for 207 million euros and the 3G licenses for 57 million of euros. In 2020, related to the acquisition of the 5G license in France for 875 million euros and in Slovakia for 37 million euros. In 2019, related to licenses in Spain for 296 million euros, in Burkina Faso for 119 million euros and in Guinea for 82 million euros.
(2)	In 2021, mainly relates to the effects of the loss of sole control over Orange Concessions. In 2019, mainly relates to the effects of SecureLink and SecureData acquisitions.
(3)	Includes impairment detailed in Note 7.1.
(4)	In 2021, mainly relates to incentive bonus fees on penetration rates and business continuity payable by the public initiative networks to the local authorities for 195 million euros.

Internal costs capitalized as intangible assets

Internal costs capitalized as intangible assets relate to labor expenses and amounted to 399 million euros in 2021, 405 million euros in 2020 and 389 million euros in 2019.

Information on telecommunications licenses at December 31, 2021

Orange’s principal commitments under licenses awarded are disclosed in Note 16.

(in millions of euros)	Gross value	Net book value	Residual useful life(1)
5G (1 license)	875	811	13.9
LTE (4 licenses)(2)	2,180	1,473	9.8 to 14.9
UMTS (3 licenses)	342	175	8.4 and 9.7
GSM (2 licenses)	207	191	9.3
France	3,604	2,650
5G (4 licenses)	1,070	1,037	9.0 and 19.7
LTE (3 licenses)	536	305	9.0 to 9.3
GSM (2 licenses)	285	111	10.0
Spain	1,891	1,453
LTE (3 licenses)	739	441	6.0 to 9.1
UMTS (1 license)	355	22	1.0
GSM (2 licenses)	130	40	5.6 to 7.5
Poland	1,224	503
LTE (1 license)	444	301	10.0
UMTS (1 license)	153	50	10.0
GSM (2 licenses)	431	113	10.0
Egypt	1,028	464
LTE (1 license)	62	45	13.1
UMTS (1 license)	29	10	9.3
GSM (1 license)	770	159	10
Morocco	861	214
LTE (1 license)	184	89	7.3
UMTS (1 license)	100	52	9.0
GSM (1 license)	292	105	7.3
Romania	576	246
LTE (1 license)	89	50	8.4
UMTS (3 licenses)	143	70	3.2 to 11.3
GSM (1 license)	191	82	7.0
Jordan	423	202
LTE (2 licenses)	140	82	5.4 and 11.9
UMTS (1 license)	4	2	0.3
GSM (1 license)	7	3	0.2
Belgium	151	87
5G (2 licenses)	38	37	3.7 and 19
LTE (3 licenses)	76	38	3.7 to 7
UMTS (1 license)	46	10	4.7
GSM (1 license)	66	12	4.0
Slovensko	226	97
Other	2,132	775
Total	12,116	6,691

(1)	In number of years, at December 31, 2021.
(2)	Comprises the 700 MHz license of which the spectrum is technologically neutral.

Schedule of property, plant and equipment

	December 31, 2021				December 31,	December 31,
					2020	2019
	Gross value	Accumulated	Accumulated	Net book	Net book	Net book
		depreciation	impairment	value	value	value
		and
(in millions of euros)		amortization
Networks and terminals	97,426	(69,900)	(371)	27,155	25,825	25,137
Land and buildings	7,821	(5,470)	(234)	2,117	2,018	2,026
IT equipment	3,963	(3,178)	(1)	784	801	803
Other property, plant and equipment	1,721	(1,286)	(6)	428	431	456
Total property, plant and equipment	110,931	(79,834)	(612)	30,484	29,075	28,423

(in millions of euros)	2021	2020	2019
Net book value of property, plant and equipment - in the opening balance	29,075	28,423	27,119
Acquisitions of property, plant and equipment	5,947	5,848	6,181
o/w financed assets	40	241	144
Impact of changes in the scope of consolidation (1)	130	0	(52)
Disposals and retirements	(102)	(154)	(164)
Depreciation and amortization	(4,796)	(4,880)	(4,838)
o/w fixed assets	(4,712)	(4,825)	(4,824)
o/w financed assets	(84)	(55)	(14)
Impairment (2)	(5)	(6)	(15)
Translation adjustment	129	(319)	115
Reclassifications and other items	105	164	78
Net book value of property, plant and equipment - in the closing balance	30,484	29,075	28,423

(1)	Mainly relates, in 2021, to the effects of the acquisition of Telekom Romania Communications and the loss of sole control over FiberCo in Poland (see Note 3.2).

Mainly relates, in 2019, to the disposal of Orange Niger.

(2)	Includes impairment detailed in Note 7.1.

Schedule of reconciliation of fixed asset payable

(in millions of euros)	2021	2020	2019
Fixed assets payable - in the opening balance	4,640	3,665	3,447
Business related variations(1)	(206)	1,002	200
Changes in the scope of consolidation(2)	(199)	(0)	(14)
Translation adjustment	31	(50)	29
Reclassifications and other items(3)	216	23	3
Fixed assets payable - in the closing balance	4,481	4,640	3,665
o/w long-term fixed assets payable	1,370	1,291	817
o/w short-term fixed assets payable	3,111	3,349	2,848

(1)	Includes, in 2021, the disbursement of the 5G license for (150) million euros in France. Included, in 2020, 725 million euros for the acquisition of the 5G license in France.
(2)	Includes (241) million euros in 2021 as a result of the removal of Orange Concessions from the Group's scope of consolidation (see Note 3.2).
(3)	In 2021, mainly relates to incentive bonus fees on penetration rates and business continuity payable by the public initiative networks to the local authorities in the amount of 195 million euros.

Schedule of reconciliation of provisions for dismantling

(in millions of euros)	2021	2020	2019
Dismantling provisions - in the opening balance	901	827	776
Provision reversal with impact on income statement	(0)	(0)	(0)
Discounting with impact on income statement	11	2	5
Utilizations without impact on income statement	(18)	(12)	(24)
Changes in provision with impact on assets	3	79	67
Changes in the scope of consolidation	0	—	—
Translation adjustment	(0)	(10)	2
Reclassifications and other items	0	16	2
Dismantling provisions - in the closing balance	897	901	827
o/w non-current provisions	876	885	812
o/w current provisions	21	16	15